Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company record contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2025 and through the issuance date of these consolidated financial statements.

Commitments

Non-cancellable operating leases

The following table sets forth our contractual obligations as of September 30, 2025:

	Payment due by September 30
	Total	2026	2027
	HK$	HK$	HK$
Operating lease commitments under lease agreements	237,821	133,037	104,784